UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 30, 2009


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:             $89,509,000
                                                    (thousands)




List of Other Included Managers:

ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Barclays Bk Plc Ipath Index Lk    DJP      06738C778     2,642,711.00        48       Yes       No                        No
Ishares Inc Msci Malaysia Free    EWM      464286830        41,157.12     5,888       Yes       No                        No
iShares MSCI Emerging Markets     EEM      464287234     2,608,607.00       213       Yes       No                        No
iShares Russell 1000 Gwt          IWF      464287614    18,219,016.00       977       Yes       No                        No
iShares Russell 1000 Val          IWD      464287598    18,639,695.00       769       Yes       No                        No
iShares Russell 2000              IWM      464287655       269,734.00       268       Yes       No                        No
Ishares Russell 2000 Growth In    IWO      464287648     5,329,531.00       350       Yes       No                        No
iShares Russell 2000 Value Ind    IWN      464287630     7,351,358.00        43       Yes       No                        No
iShares Russell 3000 Index Fun    IWV      464287689        10,415.00       224       Yes       No                        No
iShares S&P 500 Barra Growth F    IVW      464287309     3,830,495.00       272       Yes       No                        No
iShares S&P 500 Barra Value Fu    IVE      464287408     2,117,446.00     1,568       Yes       No                        No
Ishares Tr  1-3 Yr  Treas Inde    SHY      464287457       100,341.00       217       Yes       No                        No
Ishares Tr  Russell Microcap      IWC      464288869       424,938.00       246       Yes       No                        No
Ishares Tr Cohen & Steers Real    ICF      464287564     2,067,081.00     1,172       Yes       No                        No
Ishares Tr Dow Jones US Region    IAT      464288778       145,889.00       151       Yes       No                        No
Ishares Tr Kld Select Social      KLD      464288802        59,460.00     1,709       Yes       No                        No
Ishares Tr Large Growth Index     JKE      464287119     1,292,260.00     3,082       Yes       No                        No
Ishares Tr Lehman   U S Aggreg    AGG      464287226     2,659,307.00     4,447       Yes       No                        No
Ishares Tr Msci Eafe Value Ind    EFV      464288877     1,142,548.00       134       Yes       No                        No
Ishares Tr Russell Midcap Grow    IWP      464287481        37,625.00     1,250       Yes       No                        No
Ishares Tr Russell Midcap Valu    IWS      464287473       100,374.00     1,350       Yes       No                        No
Ishares Tr S&P Midcap             IJH      464287507        15,039.03       309       Yes       No                        No
Ishares Tr S&P Smallcap           IJR      464287804         1,200.87        33       Yes       No                        No
Ishares Tr Small Growth Index     JKK      464288604       357,692.00       105       Yes       No                        No
Ishares Tr Small Value Index F    JKL      464288703       587,319.00        82       Yes       No                        No
Ishares Trust EAFE Index Fund     EFA      464287465    17,786,036.00     1,040       Yes       No                        No
Ishares Trust MSCI Index          EFG      464288885     1,090,570.00       118       Yes       No                        No
Ishares Trust USD                 IYR      464287739       581,738.00  3,119.09       Yes       No                        No